(Loss)/ Earnings per Unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
(Loss)/ Earnings Per Share
Partnership's Net income	$ 34,052	$ 3,613	$ 3,613
Less:
Net Income attributable to preferred unitholders	11,563	11,563	7,659
General Partner's interest in Net Income	23	(8)	(4)
Net income/(loss) attributable to common unitholders	$ 22,466	$ (7,942)	$ (4,042)
Weighted average number of common units outstanding, basic and diluted	35,546,823	35,490,000	35,490,000
Earnings/ (Losses) per common unit, basic and diluted	$ 0.63	$ (0.22)	$ (0.11)